Other financial assets	12 Months Ended
Sep. 30, 2020
Other financial assets
Other financial assets

Note 14. Other financial assets

	Consolidated		Parent Entity
$m	2020	2019	2020	2019
Accrued interest receivable	905	1,144	797	1,005
Securities sold not delivered	2,358	1,687	2,352	1,668
Trade debtors	992	998	502	517
Interbank lending	299	514	295	510
Clearing and settlement balances	630	750	558	706
Accrued fees and commissions	170	159	117	95
Other	120	115	124	114
Total other financial assets	5,474	5,367	4,745	4,615